Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents		$ 15,275	$ 7,663	[1]
Restricted cash		5,000	0
Short-term investments		495	38,967	[1]
Prepaid expenses and other current assets		1,865	2,011	[1]
Assets of discontinued operations		1,931	1,848
Total current assets		24,566	50,489	[1]
Operating lease right-of-use assets		96	271	[1]
Property and equipment, net		0	4,907	[1]
In-process research and development asset		8,819	0
Other assets		70	1,978	[1]
Restricted cash, net of current portion		0	5,000
Assets of discontinued operations		13,936	15,248
Total assets		47,487	77,893	[1]
Current Liabilities:
Accounts payable		1,256	917	[1]
Accrued and other liabilities		2,431	3,429	[1]
Long-term debt, current portion		5,363	8,333	[1]
Operating lease liabilities, current portion		100	182	[1]
Liabilities of discontinued operations		4,620	5,648
Total current liabilities		13,770	18,509	[1]
Long-term debt, net of current portion		0	5,007	[1]
Operating lease liabilities, net of current portion		0	101	[1]
Warrant liability		7,098	0
Liability related to the sale of future royalties		0	85,288	[1]
Other long-term liabilities		810	81	[1]
Liabilities of discontinued operations		3,995	4,800
Total liabilities		25,673	113,786	[1]
Commitments and Contingencies
Common stock, $0.001 par value—200,000,000 shares authorized as of December 31, 2022 and 2021; 8,243,680 and 6,840,967 shares issued and outstanding as of December 31, 2022 and 2021, respectively	[2]	8	7	[1]
Additional paid-in capital	[2]	447,635	437,684	[1]
Accumulated deficit	[2]	(425,829)	(473,584)	[1]
Total stockholders’ equity (deficit)	[2]	21,814	(35,893)
Total Liabilities and Stockholders’ Equity (Deficit)		$ 47,487	$ 77,893

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.
[2]	Adjusted to give retroactive effect to a 1-for-20 reverse stock split effective as of 5:01 p.m. Eastern Time on October 25, 2022.